Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Disaggregated Operating Revenues
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2020, 2019 and 2018.

	2020	2019	2018
Passenger revenue
Passenger revenue	$752,050	$2,581,179	$2,567,316
Miles redeemed	8,544	31,426	20,073

	760,594	2,612,605	2,587,389

Cargo and mail revenue	21,002	62,460	62,483

Other operating revenue
Frequent flyer program—marketing services	15,452	22,170	16,291
Other operating revenue	3,955	10,173	11,464

	19,407	32,343	27,755

	$801,003	$2,707,408	$2,677,627

Summary of Changes in Contract Liabilities
The table below presents the changes in air traffic liability:

	2020	2019
Balance at beginning of year	$497,374	$471,676
Sales	887,004	2,878,814
Revenue recognition	(700,406)	(2,355,626)
Tax recognition	(113,473)	(404,732)
Reimbursements	(82,910)	(45,396)
Interline tickets	(15,056)	(35,272)
Other	(1,838)	(12,090)

Balance at end of year	$470,695	$497,374

The table below presents the activity of the current and
non-current
frequent flyer liability:

	2020	2019
Balance at beginning of year	$80,326	$67,814
Deferred of revenue	19,431	43,938
Recognition of revenue	(8,544)	(31,426)

Balance at end of year	$91,213	$80,326

Current	16,041	35,120
Non-current	75,172	45,206

	$91,213	$80,326

Operating Revenue by Principal Geographic Area
Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2020	2019	2018
North America	$233,039	$857,002	$826,529
South America	281,008	975,530	1,076,507
Central America	246,727	740,358	648,747
Caribbean	20,822	102,175	98,089

	$781,596	$2,675,065	$2,649,872